Discontinued Operations	12 Months Ended
Mar. 31, 2012
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
19.	DISCONTINUED OPERATIONS

In recent years, profit margins in the home appliance business have been rapidly decreasing, due at least in part, to the rising cost of raw materials and labor in the PRC together with the unwillingness or inability on the part of customers to offset these costs through price increases or reimbursements. Customer pricing demands no longer reflected actual production costs and as a result, margins in recent years had been approaching unacceptable levels, with the Company’s home appliances segment suffering significant operating losses in fiscal 2011.

In response to the foregoing, on June 3, 2011, our Board of Directors approved plans to exit the home appliances business in fiscal 2012. The Company ceased production of its floor care products on January 15, 2012, at which time Electrolux, our sole remaining customer in the home appliances segment, successfully transitioned production to alternate vendors.

In accordance with guidance contained in FASB ASC 205-20 “Discontinued Operations”, the results of operations for the Home Appliances operations have been excluded from continuing operations and reported as discontinued operations for the current and prior periods. Previously reported financial statements have been reclassified to conform with the current year presentation.

	2012	2011	2010
	US$	US$	US$
Net Sales	53,885,407	43,485,638	53,889,863
Cost of goods sold	(44,386,508)	(40,658,730)	(45,166,793)

Gross profit	9,498,899	2,826,908	8,723,070
Selling, general and administrative expenses	(6,904,111)	(4,511,573)	(5,743,580)
Other operating loss	—	(31,990)	—

Operating profit (loss)	2,594,788	(1,716,655)	2,979,490
Interest expense, net	(2,403)	—	(4)
Other income (expense), net	(1,192,780)	(59,224)	145,203
Income tax expenses	(25,263)	—	—

Income (Loss) from discontinued operations	1,374,342	(1,775,879)	3,124,689

An impairment loss of US$1,230,727 was recognized in the statements of discontinued operations in fiscal 2012 for machinery and equipment that was used in the operations of the home appliances segment.